Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 29, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	DWSS
Entity Registrant Name	MORGAN STANLEY SMITH BARNEY SPECTRUM STRATEGIC LP
Entity Central Index Key	0000925263
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		2,037,999.989
Entity Public Float			$ 28,320,552